Financial Instruments - Summary of Impairment Losses on Accounts Receivable Recognized in Profit or Loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Impairment loss on trade receivables	$ 10,383	$ 642
Impairment loss (reversal) on other receivables	(31)	674
Impairment loss (reversal) on accounts receivable	$ 10,352	$ 1,316